Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
2 1 .	Commitments and Contingencies

(a)	Operating lease commitments
The Group leases office space under operating leases. Future minimum lease payments under non-cancellable
operating leases with initial terms in excess of one year consisted of the following as of December 31, 2019:

	RMB	US$
2020	4,995	717
2021	557	80
2022	579	83
2023	198	28
2024 and thereafter	—	—

Total	6,329	908

Total rental expenses for all operating leases amounted to
RMB9,753,
RMB9,492 and RMB8,455 (US$1,214), for the years ended December 31,
2017,
2018 and 2019, respectively.
(b)	Contingencies
From time to time, the Group is subject to legal proceedings, investigations, and claims incidental to the conduct of its business. The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.